Related Party Transactions	6 Months Ended
Apr. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The franchisees are related parties of the Company due to the nominal, symbolic equity interest ownership in the franchisees. The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.

The Company did not and does not control the franchisees, exert significant influence over the franchisees, have the power to direct the use of the franchisee’s assets and the fulfillment of their obligations, appoint or dismiss directors, authorized representatives, or executive officers of the franchisees. Management has also determined that the percentage shareholding in the franchisee is not compensatory to the Company in nature, and accordingly, would not be subject to consideration as income under revenue recognition criteria. The Company did not contribute any permanent equity capital in these franchisees and if these franchisees were to incur substantial losses and accumulate significant liabilities, the Company is not obligated to absorb such losses on behalf of the franchisees. Accordingly, the management has determined that the financial positions and results of operations of these franchisees should not be included as part of the Company’s consolidated financial statements.

In addition, the Company did not and will not receive any actual ownership interest in the franchisees, nor receive any benefits from being a 51% or 1.25% owner in the franchisees. Any after tax profits generated by the franchisees that are potentially distributable to the Company are governed by the royalty agreements between the Company and the franchisee not the shareholding percentage. Accordingly, the management has determined that the ownership interest is not part of the initial franchise fee.

Accounts receivable from related franchisees comprised of the following:

	April 30,	October 31,
	2024	2023
Yulin Jiuzi New Energy Automobile Co., Ltd	$-	$15,055
Zhejiang Jiuzi New Energy Network Technology Co., Ltd.	22,099	38,267
Jiuzi Haoche (Hangzhou) Automobile Service Co., Ltd.	1,185,653	104,875
Total	$1,207,752	$158,197

The above accounts receivable were derived from sales of vehicles supplied by the Company to franchisees without any special payment terms. Sales revenues derived from franchisees were $nil and $nil for the six months ended April 30, 2024 and 2023, respectively

Loans to franchisees consist of the following (See Note 6 for details):

	As of April 30, 2024				As of October 31, 2023
	Gross	Discount	Allowance	Net	Gross	Discount	Allowance	Net
Jiangsu Changshu	$423,316	$42,190	$308,582	$72,544	$417,558	$41,746	$269,107	$106,705
Shandong Dongming	443,549	74,365	293,571	75,613	437,733	73,583	195,571	168,579
Jiangxi Gao’an	593,050	71,735	462,553	58,761	586,809	70,980	393,844	121,985
Hunan Huaihua	782,018	85,261	542,905	153,852	773,378	84,364	428,430	260,584
Jiangxi Jiujiang	296,464	33,080	246,503	16,881	293,344	32,732	220,333	40,279
Hunan Liuyang	356,923	48,980	291,150	16,793	345,227	48,464	242,666	54,097
Hunan Loudi	549,312	64,044	455,962	29,307	542,151	63,370	393,419	85,362
Hunan Pingjiang	374,747	46,432	314,042	14,273	368,809	45,944	268,849	54,016
Jiangxi Pingxiang	535,685	69,138	447,203	19,345	529,194	68,410	383,013	77,771
Henan Puyang	586,401	76,414	486,772	23,214	575,447	75,610	378,500	121,337
Fujian Quanzhou	467,948	51,807	375,742	40,400	460,974	51,261	349,604	60,109
Jiangxi Wanzai	558,570	60,748	454,325	43,497	552,692	60,109	379,254	113,329
Jiangxi Xinyu	951,986	109,113	799,227	43,646	941,216	107,965	633,558	199,693
Jiangxi Yichun	142,353	11,288	103,650	27,415	131,767	11,169	93,683	26,915
Jiangxi Yudu	522,188	67,021	418,657	36,510	516,693	66,316	337,587	112,790
Guangdong Zengcheng	452,363	54,119	380,397	17,847	444,028	53,549	374,109	16,370
Jiangxi Shanggao	605,226	70,365	461,996	72,865	598,092	69,625	338,890	189,577
Shandong Heze	849,505	101,415	674,388	73,702	840,565	100,348	548,779	191,438
Jiangxi Ganzhou	143,055	14,371	111,667	17,018	141,550	14,220	102,702	24,628
Hunan Liling	83,782	7,830	65,555	10,397	82,490	7,748	48,767	25,975
Hunan Zhuzhou	153,526	15,455	115,129	22,942	146,580	15,292	97,531	33,757
Hunan Changsha	9,668	1,055	6,014	2,600	9,567	1,044	3,987	4,536
Guangxi Guilin	39,828	4,679	25,049	10,100	39,409	4,629	16,353	18,427
Hunan Chenzhou	513,158	60,239	425,314	27,605	498,383	59,605	351,372	87,406
Jiangxi Ji’an	624,557	67,851	487,230	69,475	617,985	67,137	412,712	138,136
Guangxi Nanning	173,570	19,513	143,755	10,301	171,196	19,308	138,408	13,480
Hunan Leiyang	811,695	74,948	554,400	182,347	803,153	74,159	448,545	280,449
Guangdong Dongguan Changping	470,118	54,325	340,021	75,772	462,780	53,753	251,795	157,232
Hunan Changsha County	62,430	7,301	52,782	2,347	61,500	7,224	50,615	3,661
Guizhou Zunyi	251,074	28,683	188,537	33,854	248,432	28,381	157,266	62,785
Jiangsu Xuzhou	233,367	27,414	197,723	8,230	230,911	27,125	191,017	12,769
Hunan Yongxing	238,222	28,721	191,656	17,845	235,155	28,419	180,522	26,214
Hunan Hengyang	170,219	19,996	125,734	24,489	168,427	19,785	99,770	48,872
Hainan Sanya	129,059	15,161	97,284	16,614	127,701	15,001	68,617	44,083
Hunan Changsha Yuhua	587,078	58,419	414,845	113,814	580,900	57,804	295,964	227,132
Shandong Heze Dingtao	580,194	61,664	419,875	98,655	574,066	61,015	298,098	214,953
Shandong Heze Yuncheng	469,676	55,173	373,798	40,704	464,733	54,593	289,754	120,386
Shandong Heze Gaoxin	96,753	6,498	68,914	21,341	95,735	6,430	52,477	36,828
Shandong Zouping	63,535	7,464	50,815	5,256	62,866	7,385	44,670	10,811
Shandong Juye	470,713	48,800	381,389	40,523	465,717	48,288	324,584	92,845
Shandong Juancheng	494,606	53,226	390,900	50,480	489,401	52,668	285,428	151,305
Shandong Shanxian	484,850	58,576	363,922	62,351	479,725	57,960	256,232	165,533
Jiangxi Zhangshu	67,679	7,950	51,310	8,418	66,966	7,867	44,920	14,179
Guangdong Foshan	97,582	11,463	82,677	3,441	96,555	11,342	72,856	12,357
Jiangxi Jingdezhen	78,728	9,248	53,133	16,347	77,900	9,151	35,833	32,916
Guangxi Yulin	394,774	46,365	323,285	25,124	390,538	45,877	303,523	41,138
Shandong Heze Cao County	428,262	51,928	361,203	15,131	423,733	51,382	264,877	107,474
Dongguan Nancheng	5,525	649	3,475	1,401	5,467	642	2,269	2,556
Hubei Macheng	150,192	11,729	84,982	53,481	98,797	11,606	40,995	46,196
Shandong Jining Liangshan	13,812	1,623	8,687	3,503	13,667	1,605	5,672	6,390
Guangdong Zhanjiang	36,256	4,259	22,803	9,195	35,875	4,214	14,886	16,775
Hunan Hengyang Shigu	20,718	2,434	13,030	5,254	20,500	2,408	8,506	9,586
Jiangxi Ji’an Yongfeng	19,751	2,190	12,277	5,283	19,133	2,167	7,957	9,009
Hunan Changde	37,983	4,462	23,888	9,632	37,583	4,415	15,594	17,574
Hunan Shaoyang	13,812	-	7,354	6,458	13,667	-	6,023	7,644
Hunan Yongzhou	13,812	-	7,354	6,458	13,667	-	6,023	7,644
Hunan Ningxiang	6,906	-	3,677	3,229	6,833	-	3,011	3,822
Guangxi Nanning Jiangnan	41,436	4,868	26,060	10,508	41,000	4,816	17,013	19,171
Jiangxi Shangrao	12,583	-	6,665	5,918	12,081	-	5,324	6,757
Anhui Bengbu	6,630	-	3,175	3,455	2,733	-	1,204	1,529
Zhejiang JinHua	3,867	-	2,549	1,319	2,733	-	1,204	1,529
Total	$18,296,645	$2,094,046	$14,207,515	$1,995,084	$17,993,467	$2,072,010	$11,554,072	$4,367,385

The above loans were advanced to the Company’s franchisees as working capital to support their operations. Such advances are due within 18 months.

Accounts payable to franchisees consist of the following:

	April 30,	October 31,
	2024	2023
Yudu Jiuzi New Energy Automobile Co., Ltd.	$7,044	$6,970
Total	$7,044	$6,970

The above accounts payable were derived from vehicles purchased by the Company from the franchisees as inventory on a needed basis without any special payment terms.

Contract liability – related party consists of the following:

	April 30,	October 31,
	2024	2023
Current Portion
Unearned franchise fees	$12,592	$15,466
Customer deposits	-	41,000
	12,592	56,466
Non-current Portion
Total, net	$12,592	$56,466

Unearned franchise fees consist of the following:

	April 30,	October 31,
	2024	2023
Unearned franchise fees – current
Zhejiang Hangzhou Xiaoshan Agent	$1,658	$2,050
Hunan Changsha Yuelu Agent	1,726	2,118
Hunan Yueyang Xiangyin Agent	1,726	2,118
Hunan Yueyang Yueyang Lou Agent	1,726	2,118
Guangdong Zhongshan City Agent	5,756	7,062
Total	$12,592	$15,466

The deferred revenues above were derived from initial franchise fee payments received in advance for services which have not yet been performed. The initial franchise fees include a series of performance obligations and an indefinite license to use the Company’s trademark. Amounts are recognized as advances when received, and are recognized as deferred revenues when the minimum amount required under the franchise or license agreement is attained. The payments are received in advance progressively and are not refundable once certain conditions in the franchise agreements are met. Such amounts are recognized as revenue when the Company performs the initial services required under the franchise or license agreement, which is generally when a specific performance obligation is completed or when and if the franchise or license agreement is terminated.

Related parties receivables comprised of the following:

	April 30,	October 31,
	2024	2023
Mr. Bo Bai	$-	$23,165
Jiuzi Haoche (Hangzhou) Automotive Service Co., Ltd	13,534	846
Mr. Xuemei Rang	147,788	146,233
Mr. Shuibo Zhang	18,922	80,496
Mr. Qi Zhang	3,002	3,753
Mr. Ruchun Huang	30,703	30,432
Zhejiang Jiuzi New Energy Network Technology Co., Ltd	226,979	172,544
Hangzhou Jiuyao New Energy Automobile Technology Co. Ltd.	733,317	-
Total	$1,174,245	$457,469

As of April 30, 2024 and October 31, 2023, the Company has outstanding receivables of $13,534 and $846, respectively, due from the Company’s shareholder, Jiuzi Haoche (Hangzhou) Automotive Service Co., Ltd. (“Haoche”). The amounts were for space rental and utilities payable to the Company. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.

As of April 30, 2024 and October 31, 2023, the Company had outstanding receivables of $147,788 and $146,233, respectively, due from Mr. Xuemei Rang, the Company’s shareholder, director, and officer. The amount was the consideration for the sale by the Company of its former subsidiary Zhejiang Jiuzi New Energy Network Technology Co., Ltd. to Mr. Rang, which closed in September 2024. Such Consideration was not paid by Mr. Rang  to date.

As of April 30, 2024 and October 31, 2023, the Company had outstanding receivables of $3,002 and $3,753, respectively, from Mr. Qi Zhang, the Company’s vice president of marketing .. The amount was advanced to Mr. Zhang for travel expenses. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing and due on demand without a specified maturity date.

Related party payables consist of the following:

	April 30, 2024	October 31, 2023
Zhejiang Jiuzi New Energy Network Technology Co., Ltd	$392,303	-
Mr. Shuibo Zhang	206,278	-
Total	$598,581	-

As of April 30, 2024 and October 31, 2023, the Company had outstanding payables of $206,278 and $nil, respectively, to Mr. Shuibo Zhang, the Company’s shareholder, director, and officer. The amount was advanced by Mr. Zhang to help cover emergency and incidental cash needs. The payables were considered due on demand in nature and are non-interest bearing.